Fair Value Measurement (Details) - Schedule of level 1 liabilities - Tradable warrants [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Measurement (Details) - Schedule of level 1 liabilities [Line Items]
Balance as of December 31, 2020
Additions	4,516
Conversion	(2,070)
Gains (losses) recognized in profit or loss	(1,120)
Adjustments arising from translating financial operation	167
Balance as of December,31 2021	$ 1,493